Current and non-current provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Changes in Current and Non-Current Provisions
Note 21 - Current and non-current provisions
The changes in the Group’s current and non-current provisions were as follows:

	Warranties	Provision for employee benefits	Other provisions	Total
Balance as of January 1, 2021	34,305	5,128	14,683	54,116
Additions	68,081	6,867	4,853	79,801
Utilization	(33,332)	(4,207)	(8,498)	(46,037)
Reversals	(4,967)	(160)	—	(5,127)
Balance as of December 31, 2021	64,087	7,628	11,038	82,753
of which current	28,660	6,325	9,057	44,042
of which non-current	35,427	1,303	1,981	38,711

Balance as of January 1, 2022	64,087	7,628	11,038	82,753
Additions	100,389	16,647	8,987	126,023

Utilization	(25,239)	(8,608)	(10,431)	(44,278)
Reversals	(10,785)	(192)	(17)	(10,994)
Unwinding of discount and effect in changes due to discount rate	(4,612)	—	—	(4,612)
Balance as of December 31, 2022	123,840	15,475	9,577	148,892
of which current	53,595	15,379	5,933	74,907
of which non-current	70,245	96	3,644	73,985
Provision for employee benefits relates to the Group’s short-term incentive plan and LTVP. Refer to Note 6 - Employee benefits for more details.